Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income (Loss)	$ 449,020	$ 300,801	$ 342,598
Denominator:
Weighted average ordinary shares outstanding	238,787	237,324	235,560
Basic net income per share attributable to Weibo's shareholders (in dollars per share)	$ 1.88	$ 1.27	$ 1.45
Numerator:
Net Income (Loss)	$ 449,020	$ 300,801	$ 342,598
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	7,676	7,713	529
Net income attributable to Weibo's shareholders for calculating diluted net income per share	$ 456,696	$ 308,514	$ 343,127
Denominator:
Weighted average ordinary shares outstanding	238,787	237,324	235,560
Shares used in computing diluted net income per share attributable to Weibo's shareholders	268,560	265,241	239,974
Diluted net income per share attributable to Weibo's shareholders (in dollars per share)	$ 1.7	$ 1.16	$ 1.43
Options and RSUs
Anti-dilutive share
Effects of dilutive securities	1,100	2,200	2,600
Anti-dilutive share excluded from the calculation of diluted net income per share	4,600	10,900	7,400
Stock options
Denominator:
Effects of dilutive securities	762	218	14
Unvested restricted share units
Denominator:
Effects of dilutive securities	355	1,965	2,625
Convertible senior notes
Denominator:
Effects of dilutive securities	28,656	25,734	1,775